                                RETAIL CLASSES OF


                               AIM BLUE CHIP FUND
                                AIM CHARTER FUND
                               AIM WEINGARTEN FUND
                             AIM CONSTELLATION FUND
                           AIM AGGRESSIVE GROWTH FUND
                          AIM CAPITAL DEVELOPMENT FUND

                  (SERIES PORTFOLIOS OF AIM EQUITY FUNDS, INC.)


                 Supplement dated July 1, 1998 to the Statement
                of Additional Information dated February 27, 1998


The second sentence in the first paragraph under the caption "INVESTMENT OBJECTIVES AND POLICIES - Futures Contracts" on page 14 is deleted and replaced in its entirety by the following:


        "In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged."